Franchise and Property Revenues	12 Months Ended
Dec. 31, 2014
Other Industries [Abstract]
Franchise and Property Revenues

Note 20. Franchise and Property Revenues

Franchise and property revenues consist of the following (in millions):

	2014	2013	2012
Franchise royalties	$701.1	$657.0	$603.5
Property revenues	242.7	213.7	151.3
Franchise fees and other revenue	87.6	52.9	47.1

Franchise and property revenues	$1,031.4	$923.6	$801.9

Refer to Note 11 for the components of property revenues.